OPERATING SEGMENT (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2017 USD ($) segment	Dec. 31, 2017 IDR (Rp) segment	Dec. 31, 2016 IDR (Rp)	Dec. 31, 2015 IDR (Rp)
Segment results
Number of Operating Segments | segment	4	4
Revenues	$ 9,453	Rp 128,256	Rp 116,333	Rp 102,470
Operating expenses		(84,354)	(77,161)	(70,101)
OPERATING PROFIT	$ 3,237	43,902	39,172	32,369
Capital expenditures		(33,154)	(29,199)	(26,401)
Depreciation and amortization		(20,477)	(18,556)	(18,572)
Provision recognized in current period		(1,494)	(743)	(1,010)
Operating Segments
Segment results
Revenues		383	224	(212)
Operating expenses		(603)	358	(54)
Adjustments and Eliminations
Segment results
Revenues		(35,698)	(31,914)	(22,924)
Operating expenses		36,076	30,162	22,963
OPERATING PROFIT		378	(1,752)	39
Capital expenditures		(708)	(780)	(190)
Depreciation and amortization		462	253	108
Provision recognized in current period		(21)	(10)	(4)
Elimination
Segment results
Revenues		(36,081)	(32,138)	(22,712)
Operating expenses		36,679	29,804	23,017
Total Segment
Segment results
Revenues		163,954	148,247	125,394
Operating expenses		(120,430)	(107,323)	(93,064)
OPERATING PROFIT		43,524	40,924	32,330
Capital expenditures		(32,446)	(28,419)	(26,211)
Depreciation and amortization		(20,939)	(18,809)	(18,680)
Provision recognized in current period		(1,473)	(733)	(1,006)
Total Segment | Operating Segments
Segment results
Revenues		127,873	116,109	102,682
Operating expenses		(83,751)	(77,519)	(70,047)
Total Segment | Elimination
Segment results
Revenues		36,081	32,138	22,712
Operating expenses		(36,679)	(29,804)	(23,017)
Mobile
Segment results
Revenues		93,159	86,722	76,050
Operating expenses		(53,834)	(50,361)	(46,944)
OPERATING PROFIT		39,325	36,361	29,106
Capital expenditures		(15,134)	(12,568)	(11,564)
Depreciation and amortization		(13,560)	(12,808)	(12,978)
Provision recognized in current period		(291)	(221)	(136)
Mobile | Operating Segments
Segment results
Revenues		90,073	83,998	71,203
Operating expenses		(39,452)	(37,814)	(36,461)
Mobile | Elimination
Segment results
Revenues		3,086	2,724	4,847
Operating expenses		(14,382)	(12,547)	(10,483)
Consumer
Segment results
Revenues		11,392	12,287	11,255
Operating expenses		(11,923)	(13,817)	(12,898)
OPERATING PROFIT		(531)	(1,530)	(1,643)
Capital expenditures		(6,544)	(7,085)	(7,604)
Depreciation and amortization		(2,839)	(2,881)	(2,500)
Provision recognized in current period		(385)	(392)	(226)
Consumer | Operating Segments
Segment results
Revenues		11,105	10,410	8,936
Operating expenses		(10,360)	(11,024)	(9,988)
Consumer | Elimination
Segment results
Revenues		287	1,877	2,319
Operating expenses		(1,563)	(2,793)	(2,910)
Enterprise
Segment results
Revenues		35,931	28,693	21,094
Operating expenses		(35,680)	(27,460)	(19,031)
OPERATING PROFIT		251	1,233	2,063
Capital expenditures		(3,637)	(3,036)	(3,061)
Depreciation and amortization		(2,136)	(1,386)	(1,296)
Provision recognized in current period		(668)	119	(611)
Enterprise | Operating Segments
Segment results
Revenues		19,130	15,816	16,818
Operating expenses		(20,627)	(17,813)	(14,398)
Enterprise | Elimination
Segment results
Revenues		16,801	12,877	4,276
Operating expenses		(15,053)	(9,647)	(4,633)
WIB
Segment results
Revenues		22,744	20,317	16,873
Operating expenses		(17,944)	(15,256)	(13,948)
OPERATING PROFIT		4,800	5,061	2,925
Capital expenditures		(7,120)	(5,729)	(3,982)
Depreciation and amortization		(2,382)	(1,715)	(1,893)
Provision recognized in current period		(127)	(238)	(33)
WIB | Operating Segments
Segment results
Revenues		7,439	5,866	5,603
Operating expenses		(12,333)	(10,451)	(8,957)
WIB | Elimination
Segment results
Revenues		15,305	14,451	11,270
Operating expenses		(5,611)	(4,805)	(4,991)
Others
Segment results
Revenues		728	228	122
Operating expenses		(1,049)	(429)	(243)
OPERATING PROFIT		(321)	(201)	(121)
Capital expenditures		(11)	(1)
Depreciation and amortization		(22)	(19)	(13)
Provision recognized in current period		(2)	(1)
Others | Operating Segments
Segment results
Revenues		126	19	122
Operating expenses		(979)	(417)	(243)
Others | Elimination
Segment results
Revenues		602	209
Operating expenses		Rp (70)	Rp (12)	Rp 0